17. Loans and financing (Details 8) R$ in Thousands	Dec. 31, 2020 BRL (R$)
DisclosureOfLoansAndFinancingLineItems [Line Items]
Book value	R$ 9,976,966
Fair value	9,698,896
Debentures [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Book value	587,088
Fair value	591,666
Secured funding [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Book value	484,113
Fair value	484,113
Exchangeable Senior Notes Derivatives [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Book value	1,934,814
Fair value	1,948,441
Senior Notes and Perpetual Notes [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Book value	5,200,177
Fair value	4,903,902
Other [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Book value	1,770,774
Fair value	R$ 1,770,774